Other Current Assets (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Assets held for sale (includes $7 cash)		$ 52	$ 0
Net receivable for value added tax (“VAT”)		40	124
Straight-line revenue receivable		24	31
Deposits held by landlords		13	41
Other current assets		26	42
Total other current assets	[1]	155	238
Cash and cash equivalents held for sale (Note 8)		$ 7	$ 0	$ 0

[1]	See Note 27 for disclosure of related party amounts.